SHORT-TERM INVESTMENTS - Scheduled Maturities of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost
Due within one year	$ 207,335
Due after one year through five years	715,783
Amortized cost	923,118	$ 889,904
Estimated fair value
Due within one year	206,850
Due after one year through five years	712,466
Estimated fair value	$ 919,316	$ 873,976